Post-employment benefit plans - Significant Assumptions (Details) - year	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Post-employment benefit obligations
Discount rate	4.90%	4.70%
Rate of compensation increase	2.25%	2.25%
Cost of living indexation rate	1.60%	1.60%
Life expectancy at age 65 (years)	23.2	23.4
Net post-employment benefit plans cost
Discount rate	4.80%	4.70%
Rate of compensation increase	2.25%	2.25%
Cost of living indexation rate	1.60%	1.60%
Life expectancy at age 65 (years)	23.4	23.4
Weighted average duration of defined benefit obligation	10 years
Cost of medication
Net post-employment benefit plans cost
Actuarial assumption of medical cost trend rates	6.50%
Ultimate actuarial assumption of medical cost trend rates	4.00%
Term to reach ultimate actuarial assumption of medical cost trend rate	20 years
Cost of covered dental benefits
Net post-employment benefit plans cost
Actuarial assumption of medical cost trend rates	4.50%
Cost of covered hospital benefits
Net post-employment benefit plans cost
Actuarial assumption of medical cost trend rates	3.80%
Cost of other covered healthcare benefits
Net post-employment benefit plans cost
Actuarial assumption of medical cost trend rates	4.50%